Consolidated statements of financial position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Vessels, net	$ 958,597,520	$ 988,068,180
Other fixed assets	80,206	87,252
Restricted cash	4,510,000	3,010,000
Total non-current assets	963,187,726	991,165,432
Current assets
Inventories	24,341,665	25,354,017
Trade and other receivables	39,755,029	57,336,089
Claims receivable	242,576	115,528
Prepaid expenses and other current assets	4,794,022	3,037,366
Derivative financial instruments		229,373
Current portion of restricted cash	434,927	1,884,852
Cash & cash equivalents	49,343,664	49,992,391
Total current assets	118,911,883	137,949,616
TOTAL ASSETS	1,082,099,609	1,129,115,048
Shareholders' equity
Share capital	32,890	32,890
Additional paid-in capital	14,501,517	121,064,014
Treasury shares	(4,583,929)	(4,583,929)
Other reserves	(35,913)	(29,908)
Retained earnings	400,512,351	291,649,081
Total shareholders' equity	410,426,916	408,132,148
Non-current liabilities
Long-term borrowings, net of current portion	598,957,333	615,333,863
Retirement benefit obligations	44,795	32,692
Total non-current liabilities	599,002,128	615,366,555
Current liabilities
Trade payables	19,479,005	23,522,506
Accrued expenses	5,909,316	3,485,042
Derivative financial instruments	62,500
Current accounts due to related parties	530,030	659,974
Current portion of long-term borrowings	46,689,714	77,948,823
Total current liabilities	72,670,565	105,616,345
TOTAL LIABILITIES	671,672,693	720,982,900
TOTAL SHAREHOLDERS' EQUITY & LIABILITIES	$ 1,082,099,609	$ 1,129,115,048